Defined Contribution Plan	3 Months Ended
Mar. 31, 2012
Defined Contribution Plan

Note 9 Defined Contribution Plan

The Company has a defined contribution plan, in which all eligible employees participate. The 401(k) plan is a contributory plan. Matching contributions are based upon the amount of the employees’ contributions. Beginning January 1, 2012, the Company may make an additional discretionary 401(k) plan matching contribution to eligible employees. During the first quarter ended March 31, 2012 and March 31, 2011 the Company’s matching contribution was $2,630 and $0.00, respectively.